                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2008

Check Here if Amendment |_|; Amendment Number: __________

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Zweig-DiMenna Partners LP
Address: 900 Third Ave.
         New York, NY 10022

Form 13F File Number: 28-4790

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  MARC BALTUCH
Title: CHIEF COMPL. OFFICER
Phone: 212-451-1100

Signature, Place, and Date of Signing:


Marc Baltuch                      New York, New York   November 4, 2008
-------------------------------   ------------------   ----------------
[Signature]                          [City, State]          [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_|  13F NOTICE. (Check here if no holdings reported are in this report,

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2
Form 13F Information Table Entry Total        109
Form 13F Information Table Value Total:  $1433469
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----------------------------
01                           Zweig-DiMenna Associates LLC
02                           Zweig-DiMenna International

13F REPORT: (09/30/08) ZWEIG-DIMENNA ASSOCIATES LLC

                                                                                                         VOTING   VOTING     VOTING
                                                           VALUE   SHARES SH/ PUT/ INVESTMENT   OTHER  AUTHORITY AUTHORITY AUTHORITY
            ISSUER                   TYPE        CUSIP     X 1000 PRN AMT PRN CALL DISCRETION MANAGERS    SOLE    SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
ABB LTD ZUERICH ADR            ADRS STOCKS     '000375204   15193  783135  SH         SOLE      10203    783135      0         0
ACERGY S.A. SPONS ADR          ADRS STOCKS     '00443E104    4941  491200  SH         SOLE      10203    491200      0         0
AETNA INC NEW COM STK          COMMON STOCK    '00817Y108     903   25000  SH         SOLE      10203     25000      0         0
ALPHA NATURAL RESOUR CES INC   COMMON STOCK    '02076X102    6295  122405  SH         SOLE      10203    122405      0         0
AMERICAN CAP STRATEG IES LTD C COMMON STOCK    '02503Y103    2899  113625  SH         SOLE      10203    113625      0         0
AMERICAN TOWER                 COMMON STOCK    '029912201   12194  339000  SH         SOLE      10203    339000      0         0
APOLLO GROUP INC CL A COM STK  COMMON STOCK    '037604105   14908  251400  SH         SOLE      10203    251400      0         0
APPLE INC COM STK              COMMON STOCK    '037833100   28450  250309  SH         SOLE      10203    250309      0         0
APPLE INC COM STK              OPTIONS -
                               CALLS           '99OB1L328    6160   54200  SH CALL    SOLE      10203     54200      0         0
ARCELOR MITTAL N.V. ROTTERDAM  ADRS STOCKS     '03938L104    1126   22800  SH         SOLE      10203     22800      0         0
BALLY TECH INC COM             COMMON STOCK    '05874B107    6129  202400  SH         SOLE      10203    202400      0         0
BANK OF AMERICA CORP COM STK   COMMON STOCK    '060505104   12681  362300  SH         SOLE      10203    362300      0         0
BANK OF AMERICA CORP COM STK   OPTIONS - PUTS  '99AFSXQZ1    4550  130000  SH PUT     SOLE      10203    130000      0         0
BB&T CORP COM STK              OPTIONS - PUTS  '99OBBR1G5    1890   50000  SH PUT     SOLE      10203     50000      0         0
BHP BILLITON LTD ADR           ADRS STOCKS     '088606108   16093  309533  SH         SOLE      10203    309533      0         0
BMC SOFTWARE INC COM STK       COMMON STOCK    '055921100    2147   75000  SH         SOLE      10203     75000      0         0
BROOKFIELD HOMES COR P COM STK COMMON STOCK    '112723101    3798  264500  SH         SOLE      10203    264500      0         0
CHINA NEPSTAR                  ADRS STOCKS     '16943C109     298   61000  SH         SOLE      10203     61000      0         0
CIA VALE DO RIO DOCE ADR       ADRS STOCKS     '204412209   12398  647400  SH         SOLE      10203    647400      0         0
CITIGROUP INC COM STK          OPTIONS - PUTS  '99OBBSRM2    1641   80000  SH PUT     SOLE      10203     80000      0         0
CLEVELAND CLIFFS INC COM STK   COMMON STOCK    '185896107   19263  363857  SH         SOLE      10203    363857      0         0
COMPUCREDIT CORP COM STK       COMMON STOCK    '20478N100     417  106400  SH         SOLE      10203    106400      0         0
CONSOL ENERGY INC COM STK      COMMON STOCK    '20854P109   16426  357952  SH         SOLE      10203    357952      0         0
CORUS BANKSHARES INC COM STK   COMMON STOCK    '220873103    2087  515400  SH         SOLE      10203    515400      0         0
COVANCE INC COM STK            COMMON STOCK    '222816100    4465   50500  SH         SOLE      10203     50500      0         0
COVANTA HOLDING CORP DELAWARE  COMMON STOCK    '22282E102   12266  512376  SH         SOLE      10203    512376      0         0
CROCS INC COM STK              COMMON STOCK    '227046109    1701  475100  SH         SOLE      10203    475100      0         0
DIAMOND OFFSHORE DRI LLING INC COMMON STOCK    '25271C102   21987  213343  SH         SOLE      10203    213343      0         0
DIRECTV GROUP INC COM STK      COMMON STOCK    '25459L106   11671  445800  SH         SOLE      10203    445800      0         0
DISCOVER FINANCIAL S ERVICES   COMMON STOCK    '254709108    5796  419366  SH         SOLE      10203    419366      0         0
EXCO RESOURCES INC COM         COMMON STOCK    '269279402    5415  331819  SH         SOLE      10203    331819      0         0
FEDERAL NATL MTG ASS N MEDIUM  COMMON STOCK    '313586109    2609 1705300  SH         SOLE      10203   1705300      0         0
FINANCIAL SELECT SEC TOR SPDR  US ETF'S - US
                               TR              '81369Y605   33849 1701800  SH         SOLE      10203   1701800      0         0
FINANCIAL SELECT SEC TOR SPDR  OPTIONS -
                               CALLS           '99OBCWMN5   75184 3780000  SH CALL    SOLE      10203   3780000      0         0
FIRST SOLAR INC                COMMON STOCK    '336433107    8934   47291  SH         SOLE      10203     47291      0         0
FIRSTFED FINANCIAL C ORP (DEL) COMMON STOCK    '337907109    1960  250000  SH         SOLE      10203    250000      0         0
FORDING CDN COAL TR TR UNIT    COMMON STOCK    '345425102   16127  194300  SH         SOLE      10203    194300      0         0
FREEPORT MCMORAN COP PER & GOL COMMON STOCK    '35671D857    5571   98000  SH         SOLE      10203     98000      0         0
FRIEDMAN BILLINGS RA MSEY GROU REITS/RICS      '358434108    1140  570000  SH         SOLE      10203    570000      0         0
GERDAU SA COSG ADR             ADRS STOCKS     '373737105   17311 1559505  SH         SOLE      10203   1559505      0         0
GOLDEN STAR RES LTD CAD NPV CO COMMON STOCK    '38119T104     164  107810  SH         SOLE      10203    107810      0         0
GOLDMAN SACHS GROUP INC COM ST COMMON STOCK    '38141G104   18202  142200  SH         SOLE      10203    142200      0         0
GOOGLE INC CL A COM STK        COMMON STOCK    '38259P508   52977  132271  SH         SOLE      10203    132271      0         0
HEWLETT-PACKARD CO COM STK     COMMON STOCK    '428236103   21455  464000  SH         SOLE      10203    464000      0         0
HUNTINGTON BANCSHARE S INC COM COMMON STOCK    '446150104    5137  642900  SH         SOLE      10203    642900      0         0
ITC HLDGS CORP COM STK         COMMON STOCK    '465685105   10491  202650  SH         SOLE      10203    202650      0         0
JOS A BANK CLOTHIERS INC COM   COMMON STOCK    '480838101    6367  189500  SH         SOLE      10203    189500      0         0
JPMORGAN CHASE & CO COM        COMMON STOCK    '46625H100   14412  308598  SH         SOLE      10203    308598      0         0
KB HOME COM STK                COMMON STOCK    '48666K109    3405  173000  SH         SOLE      10203    173000      0         0
LA Z BOY INC COM STK           COMMON STOCK    '505336107    2330  250000  SH         SOLE      10203    250000      0         0
LBRTY MD SR A                  COMMON STOCK    '53071M500   22461  899500  SH         SOLE      10203    899500      0         0
LDK SOLAR CO LTD ADR           ADRS STOCKS     '50183L107    7919  263800  SH         SOLE      10203    263800      0         0
LEHMAN BROTHERS HLDG S INC MED COMMON STOCK    '524908100     212  984596  SH         SOLE      10203    984596      0         0
LENDER PRC SR WI               COMMON STOCK    '52602E102   11674  382500  SH         SOLE      10203    382500      0         0
LORILLARD INC                  COMMON STOCK    '544147101   20143  283100  SH         SOLE      10203    283100      0         0
MASTERCARD INC CL A COM STK    COMMON STOCK    '57636Q104   16900   95300  SH         SOLE      10203     95300      0         0
MEDIS TECHNOLOGIES L TD COM ST COMMON STOCK    '58500P107     334  185300  SH         SOLE      10203    185300      0         0
MEMC ELECTRONIC MATE RIALS INC COMMON STOCK    '552715104    9162  324200  SH         SOLE      10203    324200      0         0
MERITAGE HOMES CORP COM STK    COMMON STOCK    '59001A102    1376   55700  SH         SOLE      10203     55700      0         0
MERRILL LYNCH & CO I NC COM ST COMMON STOCK    '590188108    7223  285500  SH         SOLE      10203    285500      0         0
MICROSOFT CORP COM STK         COMMON STOCK    '594918104   22595  846562  SH         SOLE      10203    846562      0         0
MONSANTO CO (NEW) COM STK      COMMON STOCK    '61166W101   52615  531575  SH         SOLE      10203    531575      0         0
MOSAIC CO BROOKLYN COM STK     COMMON STOCK    '61945A107   16995  249860  SH         SOLE      10203    249860      0         0
NANOSPHERE INC                 COMMON STOCK    '63009F105    1917  224750  SH         SOLE      10203    224750      0         0
NATIONAL CITY CORP COM STK     COMMON STOCK    '635405103   15313 8750000  SH         SOLE      10203   8750000      0         0
NETLOGIC MICRSYS               COMMON STOCK    '64118B100    1512   50000  SH         SOLE      10203     50000      0         0
NEW YORK TIMES CO CL A COM STK COMMON STOCK    '650111107    6203  434111  SH         SOLE      10203    434111      0         0
NEWCASTLE INVT CORP NEW COM RE REITS/RICS      '65105M108     762  120000  SH         SOLE      10203    120000      0         0
NII HLDGS INC COM STK          COMMON STOCK    '62913F201   18520  488401  SH         SOLE      10203    488401      0         0
NIKE INC CL B COM ST K         COMMON STOCK    '654106103   13380  200000  SH         SOLE      10203    200000      0         0
NORTHERN OIL AND GAS COM STK   COMMON STOCK    '665531109    2800  344430  SH         SOLE      10203    344430      0         0
NRG ENERGY INC COM STK         COMMON STOCK    '629377508    1502   60694  SH         SOLE      10203     60694      0         0
ONYX PHARMACEUTICALS INC COM   COMMON STOCK    '683399109    1190   32900  SH         SOLE      10203     32900      0         0
PACKAGING CORP AMER COM STK    COMMON STOCK    '695156109    1107   47743  SH         SOLE      10203     47743      0         0
PANERA BREAD CO CL A COM STK   COMMON STOCK    '69840W108   10882  213800  SH         SOLE      10203    213800      0         0
PETROHAWK ENERGY COR P COM STK COMMON STOCK    '716495106   26036 1203720  SH         SOLE      10203   1203720      0         0
PETROLEO BRASIL ADR            ADRS STOCKS     '71654V408   40251  915836  SH         SOLE      10203    915836      0         0
PIONEER NATURAL RESO URCES COM COMMON STOCK    '723787107   23196  443681  SH         SOLE      10203    443681      0         0
PLAINS EXPLORATION & PRODUCTI  COMMON STOCK    '726505100   18338  521547  SH         SOLE      10203    521547      0         0
POPULAR INC COM STK            COMMON STOCK    '733174106    1460  176100  SH         SOLE      10203    176100      0         0
POTASH CORP OF SASKA TCHEWAN I COMMON STOCK    '73755L107   54591  413537  SH         SOLE      10203    413537      0         0
POWERSHARES QQQ NASD AQ 100    US ETF'S - US
                               TR              '73935A104   25373  652085  SH         SOLE      10203    652085      0         0
QUALCOMM INC COM STK           COMMON STOCK    '747525103   49802 1159000  SH         SOLE      10203   1159000      0         0
RANGE RES CORP COM STK         COMMON STOCK    '75281A109   42787  998070  SH         SOLE      10203    998070      0         0
REGIONS FINANCIAL CORP NEW     COMMON STOCK    '7591EP100     600   62500  SH         SOLE      10203     62500      0         0
RESEARCH IN MOTION LTD         COMMON STOCK    '760975102   53269  779927  SH         SOLE      10203    779927      0         0
RYANAIR HOLDINGS PLC ADR       ADRS STOCKS     '783513104    3737  166600  SH         SOLE      10203    166600      0         0
S & P DEPOSITORY RECEIPTS TR U US ETF'S - US
                               TR              '78462F103    5312   45800  SH         SOLE      10203     45800      0         0
SANDRIDGE ENERGY INC COM STK   COMMON STOCK    '80007P307   12377  631491  SH         SOLE      10203    631491      0         0
SONUS NETWORKS INC COM STK     COMMON STOCK    '835916107    4264 1480700  SH         SOLE      10203   1480700      0         0
SOUTHWESTERN ENERGY COMPANY (D COMMON STOCK    '845467109   53989 1767814  SH         SOLE      10203   1767814      0         0
STANDARD PAC CORP COM STK      COMMON STOCK    '85375C101    2865  583411  SH         SOLE      10203    583411      0         0
SUNPOWER CORP COM STK          COMMON STOCK    '867652109   11512  162300  SH         SOLE      10203    162300      0         0
TENARIS S A ADR                ADRS STOCKS     '88031M109    1865   50000  SH         SOLE      10203     50000      0         0
TETRA TECH INC COM STK         COMMON STOCK    '88162G103     729   30300  SH         SOLE      10203     30300      0         0
THE ST. JOE COMPANY COM STK    COMMON STOCK    '790148100   29145  745598  SH         SOLE      10203    745598      0         0
TRANSOCEAN INC                 COMMON STOCK    'G90073100   45555  414740  SH         SOLE      10203    414740      0         0
TRIAD GUARANTY INC COM STK     COMMON STOCK    '895925105     167  106106  SH         SOLE      10203    106106      0         0
TRINA SOLAR LTD                ADRS STOCKS     '89628E104    3973  173100  SH         SOLE      10203    173100      0         0
ULTRA PETROLEUM CORP COM       COMMON STOCK    '903914109   28985  523764  SH         SOLE      10203    523764      0         0
VISA INC CLASS A COM STK       COMMON STOCK    '92826C839   11050  180000  SH         SOLE      10203    180000      0         0
WACHOVIA CORP COM STK          COMMON STOCK    '929903102    4638 1325000  SH         SOLE      10203   1325000      0         0
WAL-MART STORES INC COM STK    COMMON STOCK    '931142103   12864  214800  SH         SOLE      10203    214800      0         0
WASHINGTON MUTUAL IN C         COMMON STOCK    '939322103      65  788000  SH         SOLE      10203    788000      0         0
WEATHERFORD INTERNAT IONAL LTD COMMON STOCK    'G95089101   16892  671899  SH         SOLE      10203    671899      0         0
WELLPOINT INC                  COMMON STOCK    '94973V107    8185  175000  SH         SOLE      10203    175000      0         0
WELLS FARGO COMPANY            OPTIONS - PUTS  '99OBCVLB4    5630  150000  SH PUT     SOLE      10203    150000      0         0
WHOLE FOODS MKT INC COM STK    COMMON STOCK    '966837106    1812   90450  SH         SOLE      10203     90450      0         0
XTO ENERGY INC COM             COMMON STOCK    '98385X106   13645  293316  SH         SOLE      10203    293316      0         0
                                               TOTAL MKT
   RECORDS                                109  VALUE      1433469